Assets Held for Sale - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2019	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity	$ 18,456	$ 16,749		$ 16,450
Earnings before income tax expense	$ 54	$ 54
Attributable to common equity shareholders	51.00%	51.00%
Non-Controlling Interests
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity	$ 1,923	$ 1,746		$ 1,853
Non-Controlling Interests | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity	$ 324
Waneta Expansion
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Controlling ownership interest (percent)	51.00%
Noncontrolling ownership (percent)	49.00%
Waneta Expansion | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales consideration			$ 1,000